SHARE-BASED PAYMENT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of Information on Restricted Share Plan
Information of restricted shares was as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2025	2024	2023
Shares unvested as of January 1	1,165	3,419	5,569
Shares granted	—	84	—
Shares vested	(1,133)	(1,750)	(1,889)
Shares forfeited	(30)	(588)	(261)
Share consolidation impact	(2)	—	—
Shares unvested as of December 31	—	1,165	3,419
Information of RSUs was as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2025	2024	2023
RSUs unvested as of January 1	495	1,696	3,614
RSUs granted	—	—	28
RSUs vested	(404)	(733)	(1,771)
RSUs forfeited	(85)	(468)	(175)
Share consolidation impact	(6)	—	—
RSUs unvested as of December 31	—	495	1,696

Schedule of Information on Employee Share Options
Information of share options was as follows:

	For the Year Ended December 31
	2025		2024		2023
	Options (in Thousands)	Weighted Average Exercise Price	Options (in Thousands)	Weighted Average Exercise Price	Options (in Thousands)	Weighted Average Exercise Price
Options outstanding as of January 1	11,006	$3.08	11,169	$3.94	4,848	$5.20
Options granted	—	—	5,304	1.34	6,430	3.01
Options forfeited	(929)	2.35	(3,700)	3.01	(74)	4.78
Options expired	(4,114)	3.64	(1,767)	2.26	(35)	5.20
Share consolidation impact	(5,664)		—		—
Options forfeited post share consolidation	(1)	40.18	—	—	—	—
Options expired post share consolidation	(5)	61.29	—	—	—	—
Options outstanding as of December 31	293	55.98	11,006	3.08	11,169	3.94
Options exercisable as of December 31	219	62.10	7,069	3.50	4,457	4.18

Schedule of Information on Fair Values of Share Options on Grant Date
The fair values of share options on the grant dates were derived from the Binomial Model. The inputs to the model were as follows:

	Share Options Granted in 2024	Share Options Granted in 2023
Weighted average share price (in U.S. dollars per share)	$1.29 - $1.46	$2.94-$3.01
Weighted average exercise price (in U.S. dollars per share)	$1.29 - $1.46	$3.00-$3.01
Expected volatility	67.42%- 68.11%	64.22%-64.87%
Option life (in years)	10.0	10.0
Expected dividend yield	—%	—%
Risk-free interest rate	3.85% - 4.46%	3.61%-4.25%
Expected early exercise multiple	2.2 - 2.8	2.2-2.8